Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders' Capital [member]	Other Reserves [member]	Deficit [member]
Beginning balance at Dec. 31, 2018	$ 1,876.5	$ 2,184.9	$ 99.1	$ (407.5)
Statement [LineItems]
Net and comprehensive loss	(788.3)			(788.3)
Share-based compensation	4.5		4.5
IIssued on exercise of equity compensation plans		1.8	(1.8)
Ending balance at Dec. 31, 2019	1,092.7	2,186.7	101.8	(1,195.8)
Statement [LineItems]
Net and comprehensive loss	(771.7)	0.0	0.0	(771.7)
Share-based compensation	2.1	0.0	2.1	0.0
IIssued on exercise of equity compensation plans	0.0	0.3	(0.3)	0.0
Ending balance at Dec. 31, 2020	$ 323.1	$ 2,187.0	$ 103.6	$ (1,967.5)